Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil revenues	$ 3,612,579	$ 2,337,301
Natural gas revenues	242,398	0
Total revenues	3,854,977	2,337,301	10,942,270	8,496,519
Expenses:
Direct operating costs	1,531,907	782,072	4,095,850	3,102,321
Depreciation, depletion and amortization	763,758	444,537	1,856,660	1,633,467
Professional fees	224,902	356,222	1,071,740	1,483,720
Salaries	310,348	246,011	1,432,081	601,533
Administrative expense	141,029	139,404	798,457	808,836
Total expenses	2,971,944	1,968,246	9,254,788	7,629,877
Income from operations	883,033	369,055	1,687,482	866,642
Other income (expense):
Interest expense	(378,928)	(118,245)	(772,471)	(302,357)
Derivative losses	(404,353)	(239,941)	(740,456)	55,708
Other income	3,882	9,167	1,115,898	121,127
Total other income (expense)	(779,399)	(349,019)	(397,029)	(125,522)
Income before provision for income taxes			1,290,453	741,120
Provision for income taxes			0	0
Net income	103,634	20,036	1,290,453	741,120
Net income attributed to EnerJex Resources Inc.			1,290,453	345,992
Net income attributed to non-controlling interest in subsidiary			0	395,128
Net income	103,634	20,036	1,290,453	741,120
Net income attributed to EnerJex Resources Inc.			1,290,453	345,992
Preferred dividends	(399,447)	(192,887)	(1,039,516)	(608,459)
Net (loss) attributable to common stockholders	$ (295,813)	$ (172,851)	$ 250,937	$ (262,467)
Net (loss) per share basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding	109,408,161	67,836,529	78,229,050	69,714,758